UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

6 Stacy Court, Parsippany, NJ  07054

(Address of Principal Executive Offices)  (Zip Code)

Alfred C. Frank, Frank Capital Partners LLC

6 Stacy Court, Parsippany, NJ  07054

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Frank Value Fund
	Schedule of Investments
	September 30, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 94.68%

Cable & Other Pay Television Services - 3.70%
960	Liberty Global, Inc. Class-A *	$ 29,088
168	Liberty Global, Inc. Series-C *	4,719
		33,807
Commercial Banks, NEC - 1.27%
567	Citigroup, Inc.	11,629

Communications Equipment - 1.64%
2,240	Lojack Corp. *	14,986

Computer Communications Equipment - 5.35%
2,168	Cisco Systems, Inc. *	48,910

Concrete, Gypsum & Plaster Products - 2.92%
1,045	USG Corp. *	26,752

Electric Services - 1.32%
660	Mirant Corp. *	12,071

Electronic Computers - 3.02%
1,678	Dell, Inc. *	27,653

Federal & Federally-Sponsored Credit Agencies - 0.27%
1,444	Federal Home Loan Mortgage Corp. *	2,469

Finance Services - 8.83%
1,205	American Express Co.	42,693
1,143	Americredit Corp. *	11,579
1,723	Broadridge Financial Solutions, Inc.	26,517
		80,789
Hospital & Medical Service Plans - 2.62%
665	Wellcare Health Plans, Inc. *	23,940

Household Furniture - 1.79%
1,394	Tempur-Pedic International, Inc.	16,393

Men's & Boy's Furnishings, Work Clothing & Allied Garments - 2.60%
829	Cintas Corp.	23,801

Miscellaneous Furniture & Fixtures - 2.80%
1,694	Knoll, Inc.	25,613

Motorcycles, Bicycles & Parts - 2.71%
664	Harley Davidson, Inc.	24,767

Perfumes, Cosmetics & Other Toliet Preparations - 2.48%
2091	Bare Escentuals, Inc. *	22,729

Personal Credit Institutions - 0.44%
1,634	First Marblehead Corp. *	4,069

Pharmaceutical Preparations - 6.62%
1,007	NBTY, Inc. *	29,727
3,468	Prestige Brands Holdings, Inc. *	30,796
		60,523
Retail-Drug Store and Proprietary Stores - 4.55%
2,649	Petmed Express, Inc. *	41,589

Retail-Eating Places - 3.26%
1,878	Nathans Famous, Inc. *	29,841

Retail-Home Furniture, Furnishings & Equipment Stores - 3.44%
1003	Bed Bath & Beyond, Inc. *	31,504

Retail-Miscellaneous Shopping Goods Stores - 3.11%
1,263	Staples, Inc.	28,418

Retail-Radio, TV & Consumer Electronics Stores - 3.08%
751	Best Buy Co., Inc.	28,163

Services-Advertising Agencies - 2.51%
2,241	Valueclick, Inc. *	22,926

Services-Business Services - 4.64%
1,897	Ebay, Inc. *	42,455

Services-Computer Programming - 3.43%
1,085	Computer Programs & Systems, Inc.	31,411

Services - Consumer Credit Reporting - 2.71%
728	Moody's, Inc.	24,752

Services-Help Supply Services - 3.61%
2,044	Trueblue, Inc. *	33,031

Services- Mailing, Reproduction - 3.00%
1,589	American Reprographics Co. *	27,410

Telegraph & Other Message Communications - 3.04%
1,191	J2 Global Communications, Inc. *	27,810

Water Transportation - 3.93%
7,119	Rand Logistics, Inc. *	35,951

TOTAL FOR COMMON STOCKS (Cost $1,063,268) - 94.68%		$ 866,162

WARRANTS - 0.13%
7,129	Rand Logistics, Inc. *	$ 1,212

TOTAL FOR WARRANTS (Cost $13,709) - 0.13%		$ 1,212

SHORT TERM INVESTMENTS - 5.28%
48,322	First American Treasury Obligations Fund Class Y 0.64% ** (Cost $48,322)	48,322

TOTAL INVESTMENTS (Cost $1,125,299) - 100.10%		$ 915,696

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.10%)		(886)

NET ASSETS - 100.00%		$ 914,810

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2008.

NOTES TO FINANCIAL STATEMENTS
Frank Value Fund
1. SECURITY TRANSACTIONS

At September 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,125,299 amounted to $209,603, which consisted of aggregate gross unrealized appreciation of $43,387 and aggregate gross unrealized depreciation of $252,991.

2. NEW ACCOUNTING PRONOUNCEMENTS

The  Fund  adopted Financial Accounting Standards Board Statement of Financial Accounting Standards  No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In  accordance with  FAS 157,  fair value is defined as the price  that  the Fund would receive to sell an asset or pay to transfer a liability  in  an orderly transaction between market participants at the measurement date.

FAS 157 also establishes a framework for measuring fair value, and a three-level  hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  Inputs may be observable  or  unobservable  and refer broadly to the assumptions that market participants  would  use  in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability  based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based  on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant  to  the  overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The  inputs  or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under  the  Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained  from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices	$ 915,696		$ -
Level 2 - Other significant observable inputs	-		-
Level 3 - Significant unobservable inputs	-		-
Total	$ 915,696		$ -

*Other  financial  instruments are derivative instruments not reflected in the Portfolio  of Investments, such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/depreciation on the instrument.

	Leigh Baldwin Total Return Fund
	Schedule of Investments
	September 30, 2008

Shares		Value

COMMON STOCKS - 56.07%

Electronic & Other Electrical Equipment - 4.16%
200	General Electric Co.	$ 5,100

Grain Mill Products - 4.57%
100	Kellogg Co.	5,610

Petroleum Refining - 12.66%
200	Exxon Mobil Corp.	15,532

Pharmaceutical Preparations - 2.68%
100	Sanofi-Aventis	3,287

Rubber & Plastics Footwear - 10.91%
200	Nike, Inc.	13,380

Services-Computer Integrated Systems Design - 2.82%
200	Yahoo, Inc. *	3,460

Services-Computer Programming, Data Processing, Etc. - 3.26%
10	Google, Inc. *	4,005

Services-Miscellaneous Amusement & Recreation - 15.01%
600	Walt Disney Co. *	18,414

TOTAL FOR COMMON STOCKS (Cost $70,507) - 56.07%		68,788

EXCHANGE TRADED FUNDS - 7.43%
1,000	Aberdeen Asia Pacific Fund	$ 5,020
300	Powershares Financial Preferred	4,092

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $10,372) - 7.43%		9,112

PUT OPTIONS - 3.39%
100	General Electric Co. January 2010 10 Put	$ 450
100	General Electric Co. January 2010 20 Put	287
100	Kellogg Co. January 2010 50 Put	300
200	Exxon Mobil Corp. January 2010 65 Put	940
100	Sanofi-Aventis January 2010 25 Put	190
200	Nike, Inc. January 2010 50 Put	700
600	Walt Disney Co. January 2010 25 Put	1,290

TOTAL FOR PUT OPTIONS (Cost $3,928) - 3.39%		4,157

SHORT TERM INVESTMENTS - 43.52%
53,393	Fidelity Governmental Fund 57 1.96% **	53,393

TOTAL FOR SHORT TERM INVESTMENTS (Cost $53,393) - 43.52%		53,393

TOTAL INVESTMENTS (Cost $134,272) - 110.41%		135,450

LIABILITIES IN EXCESS OF OTHER ASSETS - (10.41)%		(12,767)

NET ASSETS - 100.00%		$ 122,683

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2008.

Leigh Baldwin Total Return Fund
Schedule of Call Options Written
September 30, 2008

	CALL OPTIONS WRITTEN

	Underlying Security	Shares Subject
	Expiration Date/Exercise Price	to Call	Value
	General Electric Co.
	October 2008 Call @ 28.00	200	$ 60

	Kellogg Co.
	October 2008 Call @ 55.00	100	$ 184

	Exxon Mobil Corp.
	October 2008 Call @ 80.00	200	$ 364

	Sanofi-Aventis
	October 2008 Call @ 35.00	100	$ 40

	Nike, Inc.
	October 2008 Call @ 65.00	200	$ 760

	Yahoo, Inc.
	October 2008 Call @ 20.00	200	$ 80

	Walt Disney Co.
	October 2008 Call @ 30.00	200	$ 280
	October 2008 Call @ 32.50	200	$ 80
	October 2008 Call @ 35.00	200	$ 20
			$ 380

	Total (Premiums Received $1,900)		$ 1,868

Leigh Baldwin Total Return Fund
Notes to Financials Statements
September 30, 2008

1. SECURITY TRANSACTIONS

At September 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of 135,450 amounted to $2,717, which consisted of aggregate gross unrealized appreciation of $1,687 and aggregate gross unrealized depreciation of $4,405.

2. NEW ACCOUNTING PRONOUNCEMENTS

The  Fund  adopted Financial Accounting Standards Board Statement of Financial Accounting Standards  No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In  accordance with  FAS 157,  fair value is defined as the price  that  the Fund would receive to sell an asset or pay to transfer a liability  in  an orderly transaction between market participants at the measurement date.

FAS 157 also establishes a framework for measuring fair value, and a three-level  hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  Inputs may be observable  or  unobservable  and refer broadly to the assumptions that market participants  would  use  in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability  based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based  on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant  to  the  overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The  inputs  or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under  the  Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained  from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 131,293	$ -
Level 2 - Other significant observable inputs		4,157	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 135,450	$ -

*Other  financial  instruments are derivative instruments not reflected in the Portfolio  of Investments, such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Alfred C. Frank, President

 Alfred C. Frank

 President

Date: November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Alfred C. Frank, President

Alfred C. Frank

President

Date November 25, 2008

By /s/Brian J. Frank

Brian J. Frank

Treasurer

Date November 25, 2008